Fees Summary	Jul. 23, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,045,000
Previously Paid Amount	0.00
Total Fee Amount	466.19
Total Offset Amount	0.00
Net Fee	466.19
Narrative - Max Aggregate Offering Price	$ 3,045,000
Final Prospectus	true